Label	Element	Value
Collins Long/Short Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001141819_SupplementTextBlock
Supplement dated January 29, 2016

to the

Prospectus dated January 29, 2015, as supplemented September 8, 2015 and Statement of Additional Information (“SAI”) dated January 29, 2015 for Collins Long/Short Credit Fund (the “Fund”),

a series of Trust for Professional Managers

On January 28, 2016, the Board of Trustees of Trust for Professional Managers (the “Board”) approved an amendment to the Investment Advisory Agreement between the Trust, on behalf of the Fund, and Collins Capital Investments, LLC (the “Adviser”), as investment adviser of the Fund, pursuant to which the Adviser has agreed to reduce the Fund’s management fee from 1.75% to 1.35%, effective February 1, 2016.  The Board also approved an amendment to the operating expense limitation agreement between the Trust, on behalf of the Fund, and the Adviser, pursuant to which the Adviser has agreed to reduce the Fund’s operating expense limit from 1.95% to 1.45% for Institutional Class shares, and from 2.20% to 1.70% for Class A shares, effective February 1, 2016.

The following disclosures in the Prospectus are hereby revised to reflect the management fee and operating expense limit reductions:

Prospectus

Page 1 – “Summary Section – Fees and Expenses of the Fund”

Risk/Return [Heading]	rr_RiskReturnHeading	Collins Long/Short Credit Fund
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 27, 2018
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year. Dividends and Interest Expense on Short Positions will vary substantially depending on the level of short positions in the portfolio at any given time and can be offset by market value gains after the dividends are announced.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through February 27, 2018.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Please retain this supplement with your Prospectus and SAI
Collins Long/Short Credit Fund | Collins Long/Short Credit Fund - Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.10%
Dividends and Interest Expense on Short Positions	rr_Component2OtherExpensesOverAssets	0.28%	[1]
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.58%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.31%	[2]
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.73%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 206
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 665
Collins Long/Short Credit Fund | Collins Long/Short Credit Fund - Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	0.50%
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.15%
Dividends and Interest Expense on Short Positions	rr_Component2OtherExpensesOverAssets	0.28%	[1]
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.58%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.61%	[2]
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.98%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 700
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,170

[1]	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year. Dividends and Interest Expense on Short Positions will vary substantially depending on the level of short positions in the portfolio at any given time and can be offset by market value gains after the dividends are announced.
[2]	Pursuant to an operating expense limitation agreement between Collins Capital Investments, LLC (the "Adviser"), the Fund's investment adviser, and the Fund, the Adviser has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund) and tax expenses, dividends and interest expenses on short positions, brokerage commissions, and extraordinary expenses (collectively "Excluded Expenses")) do not exceed 1.45% and 1.70% of the Fund's average annual net assets for Institutional Class shares and Class A shares, respectively, through at least February 27, 2018. To the extent the Fund incurs Excluded Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may be greater than 1.45% and 1.70% for Institutional Class shares and Class A shares, respectively. The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitations on Fund expenses described herein.